STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

August 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.4%
Automobiles & Components - 2.5%
Dana Inc.	33,855		523,737
Dorman Products Inc.	11,537	[a]	1,045,829
Fox Factory Holding Corp.	41,634	[a]	3,880,705
LCI Industries	14,876		1,723,682
Visteon Corp.	11,359	[a]	1,361,149
XPEL Inc.	6,000	[a]	411,180
			8,946,282
Banks - 3.3%
Axos Financial Inc.	89,518	[a]	3,740,062
BancFirst	3,669		395,738
Bank OZK	22,752		922,139
CVB Financial Corp.	20,281		532,173
Eastern Bankshares Inc.	42,615		826,731
Federal Agricultural Mortgage Corp., Cl. C	5,759		629,113
First Financial Bankshares Inc.	18,561		789,028
Heritage Commerce Corp.	68,871		777,554
National Bank Holdings Corp., Cl. A	21,156		848,990
Pacific Premier Bancorp Inc.	26,026		852,612
Texas Capital Bancshares Inc.	18,624	[a]	1,099,375
Wintrust Financial Corp.	8,250		695,805
			12,109,320
Capital Goods - 11.1%
AAON Inc.	24,409		1,403,029
AeroVironment Inc.	11,819	[a]	1,047,754
Alamo Group Inc.	7,435		972,201
Ameresco Inc., Cl. A	7,666	[a,b]	527,804
Arcosa Inc.	11,618		679,072
Armstrong World Industries Inc.	16,362		1,374,244
Array Technologies Inc.	24,950	[a]	521,455
Barnes Group Inc.	14,702		456,497
Chart Industries Inc.	19,018	[a]	3,686,829
Comfort Systems USA Inc.	5,911		593,110
Construction Partners Inc., Cl. A	54,663	[a]	1,599,439
Donaldson Co.	16,105		826,992
Dycom Industries Inc.	14,299	[a]	1,603,204
Energy Recovery Inc.	10,932	[a]	250,780
Enovix Corp.	19,228	[a,b]	425,323
ESCO Technologies Inc.	19,398		1,579,579
Evoqua Water Technologies Corp.	39,026	[a]	1,369,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.4% (continued)
Capital Goods - 11.1% (continued)
Fluence Energy Inc.	24,510	[a,b]	488,975
Fluor Corp.	28,258	[a]	747,142
Griffon Corp.	17,858		559,848
Hudson Technologies Inc.	41,573	[a]	345,056
Kornit Digital Ltd.	16,822	[a,b]	522,828
Kratos Defense & Security Solutions Inc.	46,425	[a]	582,169
Masonite International Corp.	28,083	[a]	2,297,751
MSC Industrial Direct Co., Cl. A	3,955		313,276
Mueller Industries Inc.	8,062		509,277
NOW Inc.	42,864	[a]	519,512
NV5 Global Inc.	7,938	[a]	1,117,353
PGT Innovations Inc.	40,948	[a]	856,632
RBC Bearings Inc.	14,937	[a]	3,595,038
Regal Rexnord Corp.	4,514		621,081
Rush Enterprises Inc., Cl. A	22,210		1,045,203
Simpson Manufacturing Co.	4,869		451,064
SiteOne Landscape Supply Inc.	11,341	[a]	1,419,440
Standex International Corp.	1,961		177,294
The AZEK Company	42,712	[a]	779,494
Trex Co.	25,906	[a]	1,212,142
UFP Industries Inc.	7,804		619,560
Valmont Industries Inc.	1,966		544,228
WillScot Mobile Mini Holdings Corp.	43,226	[a]	1,735,092
			39,975,799
Commercial & Professional Services - 4.0%
CACI International Inc., Cl. A	4,493	[a]	1,261,949
Casella Waste Systems Inc., Cl. A	17,280	[a]	1,415,751
CBIZ Inc.	44,486	[a]	1,942,258
Clean Harbors Inc.	7,246	[a]	850,825
Exponent Inc.	30,713		2,882,722
Franklin Covey Co.	10,490	[a]	499,009
FTI Consulting Inc.	5,061	[a]	812,797
Heritage-Crystal Clean Inc.	1,941	[a]	63,218
Huron Consulting Group Inc.	9,249	[a]	618,758
IAA Inc.	26,672	[a]	993,799
KBR Inc.	7,211		348,291
Montrose Environmental Group Inc.	20,414	[a]	820,847
Resources Connection Inc.	22,819		445,883
The Brink's Company	18,204		1,006,317
Willdan Group Inc.	21,220	[a,b]	482,967
			14,445,391
Consumer Durables & Apparel - .9%
Clarus Corp.	20,767	[b]	315,035
Oxford Industries Inc.	4,918		524,898

Description	Shares		Value ($)
Common Stocks - 96.4% (continued)
Consumer Durables & Apparel - .9% (continued)
Skyline Champion Corp.	19,192	[a]	1,087,611
Taylor Morrison Home Corp.	13,535	[a]	339,864
Topgolf Callaway Brands Corp.	36,095	[a]	798,782
			3,066,190
Consumer Services - 4.0%
Boyd Gaming Corp.	14,900		811,007
Bright Horizons Family Solutions Inc.	13,128	[a]	895,330
Century Casinos Inc.	63,112	[a]	465,135
European Wax Center Inc., Cl. A	37,491	[a]	810,930
H&R Block Inc.	13,241		595,845
Hilton Grand Vacations Inc.	25,225	[a]	1,028,675
Jack in the Box Inc.	8,504	[b]	679,129
Kura Sushi USA Inc., Cl. A	6,266	[a]	468,446
Papa John's International Inc.	4,039	[b]	326,472
Strategic Education Inc.	5,668		366,720
Stride Inc.	71,582	[a]	2,730,138
Target Hospitality Corp.	46,115	[a,b]	612,868
Texas Roadhouse Inc.	33,801		3,000,177
Udemy Inc.	27,919	[a]	414,876
Vail Resorts Inc.	4,716		1,059,591
Wingstop Inc.	2,065		235,121
			14,500,460
Diversified Financials - 1.4%
Donnelley Financial Solutions Inc.	58,780	[a]	2,495,211
Encore Capital Group Inc.	3,122	[a]	170,711
Hercules Capital Inc.	36,286	[b]	510,544
PJT Partners Inc., Cl. A	13,767		952,952
PRA Group Inc.	5,477	[a]	202,320
StoneX Group Inc.	6,246	[a]	579,879
			4,911,617
Energy - 3.4%
Antero Resources Corp.	9,731	[a]	390,018
California Resources Corp.	10,692		534,172
Centrus Energy Corp., Cl. A	9,528	[a,b]	474,590
Chesapeake Energy Corp.	15,841	[b]	1,591,862
Earthstone Energy Inc., Cl. A	56,393	[a]	857,174
Enviva Inc.	4,324	[b]	300,604
Helmerich & Payne Inc.	37,584		1,606,716
HF Sinclair Corp.	7,472		393,251
International Seaways Inc.	18,128	[b]	535,320
Matador Resources Co.	22,426		1,336,589
New Fortress Energy Inc.	8,518		488,507
Nextier Oilfield Solutions Inc.	16,652	[a]	156,029
Northern Oil & Gas Inc.	16,334		516,808

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.4% (continued)
Energy - 3.4% (continued)
Range Resources Corp.	14,109		463,622
Ranger Oil Corp., Cl. A	26,168		1,020,290
Scorpio Tankers Inc.	12,391	[b]	515,466
TechnipFMC PLC	65,393	[a]	534,915
Teekay Tankers Ltd., Cl. A	20,445	[a]	502,947
			12,218,880
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings Inc.	35,655	[a]	2,655,941
Grocery Outlet Holding Corp.	14,157	[a]	567,979
Performance Food Group Co.	25,141	[a]	1,256,547
The Chefs' Warehouse Inc.	10,952	[a]	365,140
			4,845,607
Food, Beverage & Tobacco - 2.9%
Celsius Holdings Inc.	11,119	[a]	1,150,705
Freshpet Inc.	31,350	[a]	1,364,665
Hostess Brands Inc.	23,615	[a]	547,396
J&J Snack Foods Corp.	9,563		1,425,174
MGP Ingredients Inc.	22,992		2,516,705
Post Holdings Inc.	6,827	[a]	605,965
The Duckhorn Portfolio Inc.	20,319	[a]	370,619
The Hain Celestial Group Inc.	25,123	[a]	508,992
The Vita Coco Co.	32,450	[a]	486,426
TreeHouse Foods Inc.	35,026	[a]	1,632,211
			10,608,858
Health Care Equipment & Services - 10.7%
Acadia Healthcare Co.	8,809	[a]	721,721
AMN Healthcare Services Inc.	13,692	[a]	1,405,347
AtriCure Inc.	17,567	[a]	801,407
Axonics Inc.	28,734	[a]	2,076,032
BioLife Solutions Inc.	34,678	[a,b]	818,748
Certara Inc.	65,383	[a]	1,024,552
CryoPort Inc.	81,117	[a]	2,649,281
Cutera Inc.	14,657	[a,b]	699,872
Establishment Labs Holdings Inc.	8,952	[a]	556,635
Evolent Health Inc., Cl. A	16,757	[a]	615,820
Globus Medical Inc., Cl. A	31,675	[a]	1,874,843
Haemonetics Corp.	9,623	[a]	722,014
HealthEquity Inc.	33,968	[a]	2,244,605
HealthStream Inc.	32,897	[a]	728,011
Inari Medical Inc.	15,187	[a]	1,053,218
Inmode Ltd.	31,469	[a]	1,005,120
Inspire Medical Systems Inc.	6,262	[a]	1,199,111
Insulet Corp.	1,083	[a]	276,674
iRhythm Technologies Inc.	3,010	[a]	443,825

Description	Shares		Value ($)
Common Stocks - 96.4% (continued)
Health Care Equipment & Services - 10.7% (continued)
Lantheus Holdings Inc.	15,422	[a]	1,215,254
LeMaitre Vascular Inc.	20,028	[b]	988,983
LHC Group Inc.	6,645	[a]	1,072,968
Masimo Corp.	6,781	[a]	996,061
Mesa Laboratories Inc.	2,412		412,114
Neogen Corp.	36,482	[a,b]	762,474
Omnicell Inc.	30,803	[a]	3,150,839
Option Care Health Inc.	20,858	[a]	645,764
PetIQ Inc.	29,173	[a]	272,476
Premier Inc., Cl. A	53,036		1,868,989
Privia Health Group Inc.	15,815	[a]	629,279
PROCEPT BioRobotics Corp.	10,034	[a]	406,176
Shockwave Medical Inc.	5,510		1,635,698
STAAR Surgical Co.	23,863	[a]	2,257,201
Tandem Diabetes Care Inc.	12,261	[a]	560,818
TransMedics Group Inc.	18,868	[a]	981,702
			38,773,632
Household & Personal Products - 1.3%
e.l.f. Beauty Inc.	16,322	[a]	622,358
Inter Parfums Inc.	15,150		1,189,578
Medifast Inc.	14,150		1,775,542
Veru Inc.	28,730	[a]	439,569
WD-40 Co.	4,016	[b]	759,667
			4,786,714
Insurance - 2.1%
Goosehead Insurance Inc., Cl. A	13,627	[a]	708,604
Kinsale Capital Group Inc.	24,271		6,154,641
Palomar Holdings Inc.	9,216	[a]	730,736
			7,593,981
Materials - 3.4%
Aspen Aerogels Inc.	35,446	[a]	461,152
ATI Inc.	15,486	[a]	463,496
Balchem Corp.	16,063	[a]	2,117,425
Cabot Corp.	6,921		498,104
Carpenter Technology Corp.	25,907		880,061
Element Solutions Inc.	18,373		343,024
Graphic Packaging Holding Co.	17,867		397,898
Ingevity Corp.	22,151	[a]	1,553,671
Kaiser Aluminum Corp.	3,761		269,889
Livent Corp.	71,082	[a,b]	2,287,419
LSB Industries Inc.	14,432	[a]	227,737
Materion Corp.	13,732		1,185,209
Methanex Corp.	30,004		1,083,144
MP Materials Corp.	7,404	[a]	259,066

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.4% (continued)
Materials - 3.4% (continued)
Reliance Steel & Aluminum Co.	2,141		402,465
			12,429,760
Media & Entertainment - 2.8%
Lions Gate Entertainment Corp., Cl. A	63,128	[a]	621,811
Nexstar Media Group Inc.	2,710		518,477
Scholastic Corp.	10,914		501,062
Shutterstock Inc.	20,241		1,121,554
TechTarget Inc.	37,329	[a]	2,422,653
World Wrestling Entertainment Inc., Cl. A	42,148		2,866,485
Ziff Davis Inc.	29,113	[a]	2,249,853
			10,301,895
Pharmaceuticals Biotechnology & Life Sciences - 12.4%
ACADIA Pharmaceuticals Inc.	25,919	[a]	425,849
Aerie Pharmaceuticals Inc.	71,275	[a]	1,076,252
Albireo Pharma Inc.	15,727	[a,b]	275,223
Altimmune Inc.	21,489	[a]	467,274
Amicus Therapeutics Inc.	92,047	[a]	1,033,688
Apellis Pharmaceuticals Inc.	19,305	[a]	1,168,145
Arcellx Inc.	27,526	[a]	494,642
Arcutis Biotherapeutics Inc.	17,797	[a]	479,629
argenx SE, ADR	1,939	[a]	732,690
Ascendis Pharma A/S, ADR	9,240	[a,b]	827,627
Avid Bioservices Inc.	85,626	[a,b]	1,474,480
Axsome Therapeutics Inc.	10,714	[a]	683,553
Azenta Inc.	16,880	[a]	889,745
Biohaven Pharmaceutical Holding Co.	12,213	[a]	1,824,012
Bio-Techne Corp.	5,649		1,874,395
Catalyst Pharmaceuticals Inc.	31,214	[a]	422,638
Chinook Therapeutics Inc.	41,912	[a]	871,769
CinCor Pharma Inc.	12,578	[a]	424,759
Cogent Biosciences Inc.	40,139	[a]	661,892
Collegium Pharmaceutical Inc.	1,967	[a]	34,580
Concert Pharmaceuticals Inc.	112,929	[a]	743,073
Corcept Therapeutics Inc.	19,801	[a]	511,262
CTI BioPharma Corp.	68,795	[a]	432,033
Cytokinetics Inc.	27,449	[a]	1,453,699
Day One Biopharmaceuticals Inc.	15,470	[a]	363,390
Dynavax Technologies Corp.	29,688	[a]	340,521
Emergent BioSolutions Inc.	3,713	[a]	89,186
Fate Therapeutics Inc.	10,842	[a]	283,410
Gossamer Bio Inc.	46,783	[a]	652,623
Halozyme Therapeutics Inc.	75,955	[a,b]	3,093,647
Insmed Inc.	12,851	[a]	316,392

Description	Shares		Value ($)
Common Stocks - 96.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.4% (continued)
Intra-Cellular Therapies Inc.	17,783	[a]	893,774
Ionis Pharmaceuticals Inc.	10,255	[a]	436,043
Iovance Biotherapeutics Inc.	63,842	[a]	684,386
IVERIC bio Inc.	24,278	[a]	238,896
Karuna Therapeutics Inc.	4,935	[a]	1,258,721
Karyopharm Therapeutics Inc.	46,758	[a]	236,595
Kiniksa Pharmaceuticals Ltd., CI. A	32,667	[a]	382,857
Krystal Biotech Inc.	14,259	[a,b]	999,698
LAVA Therapeutics NV	13,373	[a]	34,703
Legend Biotech Corp., ADR	7,324	[a]	340,493
Ligand Pharmaceuticals Inc.	13,379	[a]	1,236,086
Medpace Holdings Inc.	12,254	[a]	1,808,813
Mirum Pharmaceuticals Inc.	17,706	[a]	442,296
Neurocrine Biosciences Inc.	13,772	[a]	1,440,964
Optinose Inc.	32,861	[a]	119,943
Pacira Biosciences Inc.	19,779	[a]	1,038,002
Pliant Therapeutics Inc.	20,852	[a]	402,027
Prestige Consumer Healthcare Inc.	45,910	[a]	2,322,128
Prometheus Biosciences Inc.	11,499	[a]	601,513
PTC Therapeutics Inc.	28,075	[a]	1,402,065
Puma Biotechnology Inc.	13,523	[a]	36,242
Repligen Corp.	2,234	[a]	490,073
Revance Therapeutics Inc.	37,997	[a,b]	756,140
Rhythm Pharmaceuticals Inc.	20,440	[a]	461,944
Sarepta Therapeutics Inc.	4,557	[a]	498,445
SpringWorks Therapeutics Inc.	6,922	[a]	192,224
Supernus Pharmaceuticals Inc.	27,370	[a]	936,875
Twist Bioscience Corp.	7,857	[a]	315,223
United Therapeutics Corp.	1,805	[a]	409,049
			44,838,296
Real Estate - .8%
Farmland Partners Inc.	25,348	[c]	367,799
Retail Opportunity Investments Corp.	56,313	[c]	943,243
Tanger Factory Outlet Centers Inc.	41,870	[c]	645,635
Terreno Realty Corp.	15,631	[c]	953,335
			2,910,012
Retailing - 3.0%
American Eagle Outfitters Inc.	22,631	[b]	254,825
Asbury Automotive Group Inc.	6,641	[a]	1,158,722
AutoNation Inc.	4,146	[a]	516,592
Dick's Sporting Goods Inc.	5,678	[b]	603,969
Funko Inc., Cl. A	9,159	[a]	203,971
Leslie's Inc.	99,737	[a]	1,414,270

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.4% (continued)
Retailing - 3.0% (continued)
Murphy USA Inc.	1,720		499,092
Ollie's Bargain Outlet Holdings Inc.	39,188	[a]	2,167,488
Overstock.com Inc.	39,842	[a]	1,039,876
Penske Automotive Group Inc.	4,654		548,753
Pool Corp.	2,661		902,585
Signet Jewelers Ltd.	14,265		932,503
Sleep Number Corp.	10,303	[a]	426,853
			10,669,499
Semiconductors & Semiconductor Equipment - 3.4%
Aehr Test Systems	32,654	[a]	474,789
Axcelis Technologies Inc.	7,263	[a]	486,185
CEVA Inc.	27,196	[a,b]	796,027
Impinj Inc.	5,863	[a]	523,449
Lattice Semiconductor Corp.	12,291	[a]	662,485
Monolithic Power Systems Inc.	1,867		846,087
Onto Innovation Inc.	45,215	[a]	3,209,813
Photronics Inc.	21,726	[a]	364,997
Semtech Corp.	48,843	[a]	2,256,058
Silicon Motion Technology Corp., ADR	6,439		496,511
SiTime Corp.	5,229	[a]	556,418
SunPower Corp.	20,614	[a,b]	494,736
Synaptics Inc.	8,295	[a]	958,985
			12,126,540
Software & Services - 13.5%
ACI Worldwide Inc.	90,106	[a]	2,135,512
Agilysys Inc.	31,192	[a]	1,614,810
Alarm.com Holdings Inc.	28,629	[a]	1,906,691
Amdocs Ltd.	5,945		508,119
Bill.com Holdings Inc.	8,121	[a]	1,314,627
Blackbaud Inc.	15,995	[a]	836,538
BlackLine Inc.	18,930	[a,b]	1,286,104
Cerence Inc.	7,955	[a,b]	159,180
Consensus Cloud Solutions Inc.	8,949	[a]	450,582
Digital Turbine Inc.	84,476	[a,b]	1,560,272
DigitalOcean Holdings Inc.	23,116	[a,b]	972,953
DoubleVerify Holdings Inc.	30,930	[a]	799,540
Elastic NV	9,952	[a]	835,072
Envestnet Inc.	24,094	[a]	1,261,803
Euronet Worldwide Inc.	25,811	[a]	2,288,403
Evo Payments Inc., Cl. A	43,467	[a]	1,448,320
ExlService Holdings Inc.	22,711	[a]	3,808,862
Fair Isaac Corp.	5,870	[a]	2,637,978
Five9 Inc.	9,023	[a]	885,247
Gitlab Inc., Cl. A	8,922	[a]	534,160

Description	Shares		Value ($)
Common Stocks - 96.4% (continued)
Software & Services - 13.5% (continued)
I3 Verticals Inc., Cl. A	41,374	[a]	966,497
International Money Express Inc.	30,023	[a]	672,515
MAXIMUS Inc.	15,630		947,022
Paycor HCM Inc.	31,216	[a]	924,930
Perficient Inc.	26,690	[a]	2,084,489
Q2 Holdings Inc.	17,322	[a]	688,030
Qualys Inc.	10,971	[a]	1,666,494
Rackspace Technology Inc.	117,274	[a,b]	523,042
SolarWinds Corp.	8,742	[a]	79,290
Sprout Social Inc., Cl. A	25,828	[a]	1,550,713
SPS Commerce Inc.	7,215	[a]	881,096
Squarespace Inc., Cl. A	2,478	[a]	52,038
The Descartes Systems Group Inc.	54,705	[a]	3,851,232
Tyler Technologies Inc.	2,152	[a]	799,490
Verra Mobility Corp.	65,573	[a]	1,045,234
Wix.com Ltd.	6,520	[a]	412,651
WNS Holdings Ltd., ADR	40,567	[a]	3,417,770
Workiva Inc.	14,060	[a]	954,533
			48,761,839
Technology Hardware & Equipment - 4.9%
ADTRAN Holdings Inc.	24,520		569,845
Arlo Technologies Inc.	74,130	[a]	451,452
Belden Inc.	22,695		1,486,069
Calix Inc.	35,103	[a]	2,065,812
Cambium Networks Corp.	31,780	[a,b]	618,439
Clearfield Inc.	14,571	[a,b]	1,691,839
CTS Corp.	12,974		549,060
Digi International Inc.	23,198	[a]	768,086
ePlus Inc.	34,448	[a]	1,623,190
Extreme Networks Inc.	40,653	[a]	582,557
Fabrinet	5,705	[a]	586,702
Harmonic Inc.	49,809	[a]	560,849
Ituran Location & Control Ltd.	6,413		159,427
Napco Security Technologies Inc.	16,304	[a]	483,577
Novanta Inc.	14,600	[a,b]	1,951,874
PAR Technology Corp.	23,457	[a,b]	825,686
Radware Ltd.	46,148	[a]	990,336
Sanmina Corp.	12,562	[a]	609,508
Super Micro Computer Inc.	11,818	[a]	769,115
TTM Technologies Inc.	32,566	[a]	512,263
			17,855,686
Telecommunication Services - .3%
Iridium Communications Inc.	26,341	[a]	1,169,277

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.4% (continued)
Transportation - 2.4%
Air Transport Services Group Inc.		53,449	[a]	1,610,418
Allegiant Travel Co.		8,193	[a]	790,624
GXO Logistics Inc.		7,495	[a]	332,628
Marten Transport Ltd.		144,153		2,855,670
Saia Inc.		4,692	[a]	970,446
TFI International Inc.		11,551		1,152,674
XPO Logistics Inc.		20,562	[a]	1,077,860
				8,790,320
Utilities - .6%
California Water Service Group		14,588		853,836
Clearway Energy Inc., Cl. C		15,727		583,472
Portland General Electric Co.		16,081		830,905
				2,268,213
Total Common Stocks (cost $279,495,035)				348,904,068
	1-Day Yield (%)
Investment Companies - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,498,314)	2.34	12,498,314	[d]	12,498,314

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,780,041)	2.34	2,780,041	[d]	2,780,041
Total Investments (cost $294,773,390)		100.7%		364,182,423
Liabilities, Less Cash and Receivables		(.7%)		(2,371,838)
Net Assets		100.0%		361,810,585

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2022, the value of the fund’s securities on loan was $22,318,760 and the value of the collateral was $22,816,396, consisting of cash collateral of $2,780,041 and U.S. Government & Agency securities valued at $20,036,355. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	348,904,068	-	-	348,904,068
Investment Companies	15,278,355	-	-	15,278,355

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2022, accumulated net unrealized appreciation on investments was $69,409,033, consisting of $91,355,099 gross unrealized appreciation and $21,946,066 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.